Long-Term Debt	6 Months Ended
Jun. 30, 2017
Long-Term Debt [Abstract]
Long-Term Debt

5.Long-Term Debt

Facility	June 30, 2017	December 31, 2016
(a) Credit Facilities	265,476	344,564
(b) Term Bank Loans	1,573,511	1,421,479

Total	1,838,987	1,766,043
Less deferred finance costs, net	(12,938)	(12,188)
Total long-term debt	1,826,049	1,753,855
Less current portion of debt	(274,117)	(291,111)
Add deferred finance costs, current portion	3,366	2,976

Total long-term portion, net of current portion and deferred finance costs	1,555,298	1,465,720

(a)Credit facilities

As at June 30, 2017, the Company had two open reducing revolving credit facilities, both of which are reduced in semi-annual installments and one open facility which has both a reducing revolving credit component and a term bank loan component, with balloon payments due at maturity between October 2018 and April 2019. At June 30, 2017, there was no available unused amount.

Interest is payable at a rate based on LIBOR plus a spread. At June 30, 2017, the interest rates on these facilities ranged from 1.90% to 5.19%.

(b)Term bank loans

Term loan balances outstanding at June 30, 2017, amounted to $1,573,511. These bank loans are payable in U.S. Dollars in quarterly or semi-annual installments, with balloon payments due at maturity between September 2017 and July 2026. Interest rates on the outstanding loans as at June 30, 2017, are based on LIBOR plus a spread.

On May 23, 2017, the Company signed a new four-year bank loan of up to $122,500 relating to the refinancing of the aframax tankers Izumo Princess and Asahi Princess, the handysize product carrier Aegeas, the two panamax tankers World Harmony and Chantal and the two suezmax tankers Archangel and Alaska with maturity dates between June 2017 and February 2018. The loan is repayable in eight semi-annual installments with the first four amounting to $8,660 and the second four amounting to $7,645, commencing six months after the first drawdown date, plus a balloon of $57,280 payable together with the last installment. The first drawdown of $26,000 was made on May 31, 2017 for the vessels Izumo Princess and Aegeas. The second and the third drawdowns of $20,475 each were made on June 2, 2017 and June 21, 2017 for the vessels Archangel and Alaska, respectively.

At June 30, 2017, interest rates on these term bank loans ranged from 2.65% to 4.34%.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Three months ended June 30, 2017	3.42%
Three months ended June 30, 2016	2.52%

Six months ended June 30, 2017	3.32%
Six months ended June 30, 2016	2.57%

The above revolving credit facilities and term bank loans are secured by first priority mortgages on all vessels, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant vessel-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $108,271 at June 30, 2017 and $108,139 at December 31, 2016, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Four loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $5,250 and four other loan agreements require a monthly pro rata transfer to a retention account of any principal due but unpaid.

As at June 30, 2017, the Company and its wholly and majority owned subsidiaries had thirty-four loan agreements, totaling $1,838,987. The Company fulfilled its requirements in respect of the financial covenants of all its loan agreements, relating to the leverage ratio and all other terms and covenants, apart from the value-to-loan requirements in eight of the thirty-four loans, in respect of which an amount of $4,092 has been reclassified within current liabilities at June 30, 2017.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditure on dry-dockings and working capital. As of June 30, 2017 and December 31, 2016, the Company’s working capital (non-restricted net current assets), amounted to $611 surplus and $(47,947) deficit, respectively.

The annual principal payments required to be made after June 30, 2017, are as follows:

Period/Year	Amount

July to December 2017	184,887
2018	340,436
2019	248.913
2020	224,561
2021	303,932
2022 and thereafter	536,258

1,838,987